Summary of Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss per Share (Details) - shares	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	19,805,489		2,325,760		20,357,470		2,219,915		21,683,557
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	1,846,889		2,325,760		2,398,870		2,219,915		3,724,957
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	5,958,600		0		5,958,600		0		5,958,600
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	10,491,937	[1]	0	[1]	10,491,937	[1]	0	[1]	10,491,937
Contingently Issuable Earnout Shares from Unexercised Rollover Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	1,508,063		0		1,508,063		0		1,508,063

[1]	As the Earnout shares are subject to certain vesting requirements not satisfied as of the three and six months ended June 30, 2022, the Earnout Shares held in escrow are excluded from calculating both basic and diluted earnings per share.